Subsequent events (Details)												12 Months Ended
	May 22, 2026 CAD ($) shares	May 22, 2026 USD ($) $ / shares shares	Apr. 27, 2026 CAD ($)	Mar. 12, 2026 CAD ($) $ / shares shares	Jan. 01, 2026 CAD ($) shares	Jan. 01, 2026 USD ($) shares	Nov. 19, 2025 CAD ($) shares	Nov. 19, 2025 USD ($) $ / shares shares	Mar. 28, 2024 CAD ($) $ / shares shares	Jul. 13, 2022 CAD ($) shares	Jul. 13, 2022 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2025 CAD ($) Options shares	Dec. 31, 2025 USD ($) Options $ / shares shares	Dec. 31, 2024 CAD ($) Options	Jul. 02, 2026 USD ($)	Dec. 15, 2025 USD ($)
Subsequent events
Cash proceeds from exercise of stock options													$ 4,480,370		$ 1,275,341
Number of options exercised | Options													2,434,000	2,434,000	887,000
Cash proceeds from exercise of warrants													$ 3,392,617		$ 139,250
Aggregate gross proceeds													16,884,659		23,011,788
Cash placement fees paid													$ 892,783		$ 1,630,342
Number of units issued | shares							4,785,674	4,785,674	9,792,250	10,150,000	10,150,000		4,785,674	4,785,674
Purchase price | (per share)								$ 2.1	$ 2.35		$ 1.5			$ 2.1
Gross proceeds from units							$ 14,110,433	$ 10,049,915	$ 23,011,788	$ 19,783,500	$ 15,225,000		$ 14,110,433	$ 10,049,915
Number of shares for each unit | shares								1	1		1
Number of warrants for each unit | shares									0.5
Number of shares for each warrant | shares									1
Exercise price of warrant | $ / shares									$ 3
Cash commission paid to underwriter									$ 1,090,152
Share issue related cost									$ 540,190				$ 144,392
Authorised shelf offering amount																	$ 150,000,000
ATM Program
Subsequent events
Number of shares issued and sold | shares												949,700
Weighted average price | $ / shares												$ 2.92
Aggregate gross proceeds												$ 2,774,227
Cash placement fees paid												55,485
Aggregate net proceeds												$ 2,718,742
Major ordinary share transactions
Subsequent events
Cash proceeds from exercise of stock options					$ 4,966,237
Number of options exercised | shares					4,045,000	4,045,000
Cash proceeds from exercise of warrants					$ 1,024,095
Number of warrants exercised | shares					357,422	357,422
Authorised shelf offering amount																$ 50,000,000
Major ordinary share transactions | ATM Program
Subsequent events
Number of shares issued and sold | shares				949,945
Weighted average price | $ / shares				$ 2.92
Aggregate gross proceeds				$ 2,775,746
Cash placement fees paid				55,515
Aggregate net proceeds				$ 2,720,230
Major ordinary share transactions | Public offering
Subsequent events
Number of units issued | shares	24,000,000	24,000,000
Purchase price | $ / shares		$ 2.5
Gross proceeds from units	$ 82,900,000	$ 60,000,000
Number of shares for each unit | shares		1
Number of warrants for each unit | shares		1
Number of shares for each warrant | shares		1
Exercise price of warrant | $ / shares		$ 3.68
Cash commission paid to underwriter	4,972,478
Share issue related cost	$ 826,671
Appointment of President and Chief Executive Officer
Subsequent events
Annual base salary						$ 350,000
Appointment of Chief Financial Officer
Subsequent events
Annual base salary			$ 515,000